CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES:
Net income	$ 367,308	$ 433,645	$ 579,247
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of intangible assets	228,472	217,823	201,820
Amortization of unfavorable lease terms	(12,718)	(19,922)	(74,963)
Non-cash amortization of deferred revenue and straight line	(7,006)	54,396	51,048
Amortization of operating lease assets/liabilities	(2,973)	8,918	3,912
Amortization and write-off of deferred finance costs and discount	7,841	7,188	5,349
Amortization of deferred dry dock and special survey costs	63,605	43,321	28,917
Gain on sale of vessels, net	(25,760)	(50,248)	(149,352)
Stock-based compensation	0	4	154
Changes in operating assets and liabilities:
Decrease/ (increase) in accounts receivable	8,838	32,793	(46,559)
Decrease/ (increase) in prepaid expenses and other current assets	8,992	7,609	(20,952)
Decrease/ (increase) in amounts due from related parties (including current and non-current portion)	3,627	1,156	(6,158)
(Decrease)/ increase in accounts payable	(7,728)	(1,629)	3,401
Increase/ (decrease) in accrued expenses	1,199	7,559	(1,719)
Decrease in amounts due to related parties	(32,006)	(72,725)	(13,429)
Increase/ (decrease) in deferred revenue	929	(8,284)	11,492
Payments for dry dock and special survey costs	(119,142)	(101,287)	(65,868)
Net cash provided by operating activities	483,478	560,317	506,340
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	190,293	259,004	284,476
Acquisition of/ additions to vessels	(747,023)	(182,898)	(433,777)
Deposits for acquisition/ option to acquire vessel	(260,108)	(282,121)	(176,802)
Cash acquired from acquisitions	0	0	9,862
Other investments	34,712	(47,000)	0
Net cash used in investing activities	(782,126)	(253,015)	(316,241)
FINANCING ACTIVITIES:
Cash distributions paid	(6,132)	(6,160)	(6,163)
Proceeds from long-term debt and financial liabilities	966,141	609,723	479,735
Repayment of long-term debt and financial liabilities	(574,991)	(822,743)	(651,875)
Payments of deferred finance costs	(10,756)	(14,045)	(6,144)
Acquisition of treasury units	(25,000)	0	0
Net cash provided by/ (used in) financing activities	349,262	(233,225)	(184,447)
Increase in cash, cash equivalents and restricted cash	50,614	74,077	5,652
Cash, cash equivalents and restricted cash, beginning of period	249,175	175,098	169,446
Cash, cash equivalents and restricted cash, end of period	299,789	249,175	175,098
Supplemental disclosures of cash flow information
Cash interest paid	139,261	144,388	80,626
Non cash financing activities
Stock-based compensation	0	4	154
Financial and finance lease liabilities	27,463	202,373	756,673
Non cash investing activities
Deposits for acquisition/ option to acquire vessel	245,665	20,188	(6,860)
Acquisition of vessels	$ (318,926)	$ (249,875)	$ (782,334)